PROSPECTUS SUPPLEMENT

                                 June 20, 2003*

IDS Life of New York Variable Second-To-Die Life Insurance (May 1, 2003) S-6185 J (5/03)

The language shown below replaces the disclosure on transfer limitations in the following sections:

TRANSACTION FEES

--------------------- --------------------------------- -----------------------
CHARGE                WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
--------------------- --------------------------------- -----------------------
Transfer Charge       Upon transfer, if we impose a     Maximum: Up to $25 per
                      limit of twelve transfers per     transfer in excess of
                      policy year by mail or phone.     twelve.
                                                        Current: No charge.
--------------------- --------------------------------- -----------------------

TRANSFER CHARGE

We reserve the right to limit transfers by mail or phone to twelve per policy year. If we allow more than twelve transfers by mail or phone per policy year, we also reserve the right to assess a fee for each transfer in excess of twelve made by mail or phone. We guarantee that this charge will not exceed $25 per transfer in excess of twelve for the duration of your policy.

EXCHANGE RIGHT

A transfer for this purpose will not count against the twelve-transfers-per-policy-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

MAXIMUM NUMBER OF TRANSFERS PER POLICY YEAR

You may make twelve automated transfers per policy year. In addition, you may make transfers by mail or by phone. However, we reserve the right to limit transfers by mail or phone to twelve per policy year. If, in the alternative, we allow more than twelve transfers by mail or phone per policy year, we also reserve the right to assess a fee for each transfer in excess of twelve made by mail or phone.

AUTOMATED TRANSFERS

You may make twelve automated transfers per policy year. In addition, you may make transfers by mail or by phone. However, we reserve the right to limit transfers by mail or phone to twelve per policy year and to charge a fee for more than twelve transfers per policy year by mail or phone.

AUTOMATED DOLLAR-COST AVERAGING

Twelve automated transfers per policy year are allowed. We reserve the right to limit mail and telephone transfers to twelve per policy year. However, we also reserve the right to charge a fee for more than twelve transfers per policy year by mail or phone.



S-6185-2 A (6/03)

* Valid until next prospectus update.
Destroy May 1, 2004.